UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09561

CENTURY CAPITAL MANAGEMENT TRUST

(Exact name of Registrant as specified in charter)

c/o Century Capital Management, LLC

100 Federal Street

Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Maureen E. Kane

c/o Century Capital Management, LLC

100 Federal Street

Boston, Massachusetts 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 482-3060

Date of fiscal year end: 10/31

Date of reporting period: 01/31/2013

Item 1.	Schedule of Investments.

CENTURY SHARES TRUST

PORTFOLIO OF INVESTMENTS – AS OF JANUARY 31, 2013 (Unaudited)

Shares		Value
COMMON STOCKS - 96.8%

Consumer Discretionary - 11.8%

Auto Components - 2.7%
97,015	Lear Corp.	$4,753,735

Hotels, Restaurants & Leisure - 3.5%
158,050	Marriott International, Inc., Class A	6,318,839

Media - 5.6%
130,966	CBS Corp., Class B	5,463,901
88,055	DIRECTV(a)	4,503,133

		9,967,034

Total Consumer Discretionary		21,039,608

Consumer Staples - 7.6%

Beverages - 3.0%
73,639	PepsiCo, Inc.	5,364,601

Food & Staples Retailing - 1.6%
56,955	CVS Caremark Corp.	2,916,096

Food Products - 1.0%
29,022	McCormick & Co., Inc.	1,809,522

Tobacco - 2.0%
40,681	Philip Morris International, Inc.	3,586,437

Total Consumer Staples		13,676,656

Energy - 6.1%

Energy Equipment & Services - 5.0%
116,124	Halliburton Co.	4,723,925
53,514	Oil States International, Inc.(a)	4,151,616

		8,875,541

Oil, Gas & Consumable Fuels - 1.1%
34,262	Phillips 66	2,075,249

Total Energy		10,950,790

Financials - 8.6%

Capital Markets - 2.2%
148,046	SEI Investments Co.	3,991,320

Diversified Financial Services - 3.2%
121,974	JPMorgan Chase & Co.	5,738,877

Insurance - 3.2%
4	Berkshire Hathaway, Inc., Class A(a)	583,500
87,650	Prudential Financial, Inc.	5,073,182

		5,656,682

Total Financials		15,386,879

Health Care - 12.9%
Biotechnology - 3.3%
62,620	Alexion Pharmaceuticals, Inc.(a)	5,885,654

Shares		Value
Health Care (continued)
Health Care Equipment & Supplies - 4.0%
161,714	ResMed, Inc.	$7,083,073

Health Care Providers & Services - 5.6%
106,972	Express Scripts Holding Co.(a)	5,714,444
59,121	Humana, Inc.	4,396,238

		10,110,682

Total Health Care		23,079,409

Industrials - 16.0%

Aerospace & Defense - 3.6%
123,550	B/E Aerospace, Inc.(a)	6,361,589

Air Freight & Logistics - 2.6%
71,079	C.H. Robinson Worldwide, Inc.	4,701,876

Commercial Services & Supplies - 3.0%
57,183	Stericycle, Inc.(a)	5,395,216

Construction & Engineering - 3.4%
92,954	Fluor Corp.	6,026,208

Industrial Conglomerates - 1.1%
19,156	3M Co.	1,926,136

Trading Companies & Distributors - 2.3%
83,008	Fastenal Co.	4,123,837

Total Industrials		28,534,862

Information Technology - 29.1%

Communications Equipment - 10.2%
296,607	Cisco Systems, Inc.	6,101,206
44,310	F5 Networks, Inc.(a)	4,647,233
113,550	QUALCOMM, Inc.	7,497,706

		18,246,145

Computers & Peripherals - 7.2%
17,046	Apple, Inc.	7,761,214
206,350	EMC Corp.(a)	5,078,274

		12,839,488

Internet Software & Services - 4.2%
9,900	Google, Inc., Class A(a)	7,481,331

Software - 7.5%
162,487	Adobe Systems, Inc.(a)	6,146,883
204,000	Oracle Corp.	7,244,040

		13,390,923

Total Information Technology		51,957,887

Materials - 4.7%

Chemicals - 4.7%
133,504	LyondellBasell Industries NV, Class A	8,466,824

TOTAL COMMON STOCKS (Cost $128,392,655)		173,092,915

See notes to financial statements.

CENTURY FUNDS

Shares		Value
	SHORT-TERM INVESTMENTS - 3.3%

	Money Market Mutual Funds - 3.3%

5,893,873	State Street Institutional U.S.
	Government Money Market
	Fund (0.00%(b) 7 Day Yield)	$5,893,873

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,893,873)	5,893,873

	Total Investments - 100.1% (Cost, $134,286,528)+	178,986,788

	Liabilities in Excess of Other Assets - (0.1%)	(234,271)

	Net Assets - 100.0%	$178,752,517

(a)	Non-income producing security.
(b)	Less than 0.005%.

Abbreviations:

NV - Naamloze Vennootschap (Dutch: Limited Liability Company)

+	Cost for Federal income tax purposes is substantially the same as for financial statement purposes. Net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$45,244,385
Gross unrealized depreciation	(544,125)

Net unrealized appreciation	$44,700,260

See notes to financial statements.

CENTURY FUNDS

CENTURY SMALL CAP SELECT FUND

PORTFOLIO OF INVESTMENTS – AS OF JANUARY 31, 2013 (Unaudited)

Shares		Value
COMMON STOCKS - 93.9%

Consumer Discretionary - 11.4%

Distributors - 1.1%
89,393	Core-Mark Holding Co., Inc.	$4,481,271

Hotels, Restaurants & Leisure - 0.5%
27,732	Buffalo Wild Wings, Inc.(a)	2,039,689

Household Durables - 1.1%
121,261	The Ryland Group, Inc.	4,816,487

Leisure Equipment & Products - 1.0%
84,875	Sturm Ruger & Co., Inc.	4,309,104

Specialty Retail - 7.7%
165,082	DSW, Inc., Class A	11,048,938
175,419	The Men’s Wearhouse, Inc.	5,323,967
116,600	Sally Beauty Holdings, Inc.(a)	3,094,564
170,992	Select Comfort Corp.(a)	3,765,244
133,367	Stage Stores, Inc.	3,047,436
519,973	West Marine, Inc.(a)	6,229,276

		32,509,425

Total Consumer Discretionary		48,155,976

Consumer Staples - 2.5%

Food Products - 1.1%
84,228	The Hain Celestial Group, Inc.(a)	4,800,154

Personal Products - 1.4%
267,388	Prestige Brands Holdings, Inc.(a)	5,735,472

Total Consumer Staples		10,535,626

Energy - 5.0%

Energy Equipment & Services - 2.9%
326,064	Matrix Service Co.(a)	4,656,194
996,466	Pioneer Energy Services Corp.(a)	7,553,212

		12,209,406

Oil, Gas & Consumable Fuels - 2.1%
409,925	Carrizo Oil & Gas, Inc.(a)	8,805,189

Total Energy		21,014,595

Financials - 11.4%

Capital Markets - 4.4%
302,680	Cohen & Steers, Inc.	9,955,145
496,654	HFF, Inc., Class A	8,661,646

		18,616,791

Commercial Banks - 4.3%
143,350	Signature Bank(a)	10,597,866
202,021	Wintrust Financial Corp.	7,488,918

		18,086,784

Consumer Finance - 2.7%
591,065	DFC Global Corp.(a)	11,383,912

Total Financials		48,087,487

Shares		Value
Health Care - 19.5%

Biotechnology - 1.7%
820,535	NPS Pharmaceuticals, Inc.(a)	$7,253,529

Health Care Equipment & Supplies - 2.1%
47,920	Cyberonics, Inc.(a)	2,077,811
96,394	Meridian Bioscience, Inc.	2,019,455
127,857	Thoratec Corp.(a)	4,670,616

		8,767,882

Health Care Providers & Services - 8.3%
287,539	Acadia Healthcare Co., Inc.(a)	7,352,372
165,682	Air Methods Corp.	7,243,617
403,144	Brookdale Senior Living, Inc.(a)	10,888,919
67,676	Catamaran Corp.(a)	3,511,708
145,129	IPC The Hospitalist Co., Inc.(a)	6,188,301

		35,184,917

Health Care Technology - 2.2%
467,900	MedAssets, Inc.(a)	9,147,445

Life Sciences Tools & Services - 3.5%
436,891	Bruker Corp.(a)	7,370,351
446,850	WuXi PharmaTech (Cayman), Inc., ADR(a)	7,230,033

		14,600,384

Pharmaceuticals - 1.7%
125,221	Jazz Pharmaceuticals PLC(a)	7,061,212

Total Health Care		82,015,369

Industrials - 17.1%

Aerospace & Defense - 1.6%
93,556	Triumph Group, Inc.	6,583,536

Air Freight & Logistics - 0.2%
23,448	Atlas Air Worldwide Holdings, Inc.(a)	1,057,270

Commercial Services & Supplies - 1.3%
133,443	Heritage-Crystal Clean, Inc.(a)	2,099,058
129,537	Herman Miller, Inc.	3,199,564

		5,298,622

Electrical Equipment - 1.0%
106,800	Polypore International, Inc.(a)	4,121,412

Machinery - 5.2%
151,790	Graco, Inc.	8,682,388
88,058	Lindsay Corp.	8,192,916
78,848	Sun Hydraulics Corp.	2,176,205
78,200	Woodward, Inc.	3,003,662

		22,055,171

Road & Rail - 0.8%
86,967	Old Dominion Freight Line, Inc.(a)	3,242,130

Trading Companies & Distributors - 7.0%
348,613	Beacon Roofing Supply, Inc.(a)	12,598,874
670,300	CAI International, Inc.(a)	16,811,124

		29,409,998

Total Industrials		71,768,139

See notes to financial statements.

CENTURY FUNDS

Shares		Value
Information Technology - 22.7%

Communications Equipment - 3.8%
384,413	Aruba Networks, Inc.(a)	$8,856,876
194,111	Radware Ltd.(a)	7,059,817

		15,916,693

Internet Software & Services - 9.0%
244,302	Dealertrack Technologies, Inc.(a)	7,715,057
525,791	j2 Global, Inc.	16,730,670
133,777	Liquidity Services, Inc.(a)	4,263,473
247,660	LivePerson, Inc.(a)	3,311,214
224,129	Stamps.com, Inc.(a)	6,049,242

		38,069,656

IT Services - 1.8%
605,550	Sapient Corp.(a)	7,333,210

Semiconductors & Semiconductor Equipment - 3.3%
99,459	Hittite Microwave Corp.(a)	6,104,793
180,150	Silicon Laboratories, Inc.(a)	7,861,746

		13,966,539

Software - 4.8%
33,267	CommVault Systems, Inc.(a)	2,552,577
64,646	Imperva, Inc.(a)	2,217,358
332,714	NetScout Systems, Inc.(a)	8,660,546
127,501	SolarWinds, Inc.(a)	6,938,604

		20,369,085

Total Information Technology		95,655,183

Materials - 1.7%

Chemicals - 0.7%
75,160	LSB Industries, Inc.(a)	3,111,624

Metals & Mining - 1.0%
276,417	Globe Specialty Metals, Inc.	4,190,482

Total Materials		7,302,106

Telecommunication Services - 2.6%

Diversified Telecommunication Services - 2.6%
443,276	Cogent Communications Group, Inc.	10,979,947

TOTAL COMMON STOCKS (Cost $314,056,874)		395,514,428

SHORT-TERM INVESTMENTS - 5%

Money Market Mutual Funds - 5.0%

20,838,676	State Street Institutional U.S. Government Money Market Fund (0.00%(b) 7 Day Yield)	20,838,676

TOTAL SHORT-TERM INVESTMENTS (Cost $20,838,676)		20,838,676

Total Investments - 98.9% (Cost, $334,895,550)+		416,353,104

Other Assets in Excess of Liabilities - 1.1%		4,824,709

Net Assets - 100.0%		$421,177,813

(a)	Non-income producing security.
(b)	Less than 0.005%.

Abbreviations:

ADR - American Depositary Receipt

Ltd. - Limited

PLC - Public Limited Liability

+	Cost for Federal income tax purposes is substantially the same as for financial statement purposes. Net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$92,075,728
Gross unrealized depreciation	(11,408,091)

Net unrealized appreciation	$80,667,637

See notes to financial statements.

CENTURY FUNDS

CENTURY GROWTH OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS – AS OF JANUARY 31, 2013 (Unaudited)

Shares		Value
COMMON STOCKS - 97.8%

Consumer Discretionary - 22.0%

Hotels, Restaurants & Leisure - 3.3%
25,068	Buffalo Wild Wings, Inc.(a)	$1,843,752
45,351	Ctrip.com International Ltd., ADR(a)	898,403
11,430	Penn National Gaming, Inc.(a)	556,184

		3,298,339

Household Durables - 6.3%
81,749	DR Horton, Inc.	1,934,182
37,144	Jarden Corp.	2,185,553
19,493	Whirlpool Corp.	2,249,102

		6,368,837

Specialty Retail - 8.6%
36,356	Dick’s Sporting Goods, Inc.	1,730,182
27,978	DSW, Inc., Class A	1,872,568
16,750	PetSmart, Inc.	1,095,617
46,823	Urban Outfitters, Inc.(a)	2,003,556
31,161	Vitamin Shoppe, Inc.(a)	1,903,314

		8,605,237

Textiles, Apparel & Luxury Goods - 3.8%
52,819	Hanesbrands, Inc.(a)	1,979,656
74,090	Vera Bradley, Inc.(a)	1,873,736

		3,853,392

Total Consumer Discretionary		22,125,805

Energy - 5.2%

Energy Equipment & Services - 2.0%
25,088	Dril-Quip, Inc.(a)	2,034,386

Oil, Gas & Consumable Fuels - 3.2%
28,772	Gulfport Energy Corp.(a)	1,187,421
42,359	Whiting Petroleum Corp.(a)	2,015,441

		3,202,862

Total Energy		5,237,248

Financials - 7.9%

Capital Markets - 2.1%
53,548	Waddell & Reed Financial, Inc., Class A	2,125,856

Commercial Banks - 2.1%
150,794	Associated Banc-Corp.	2,151,830

Diversified Financial Services - 1.8%
32,924	Moody’s Corp.	1,804,894

Insurance - 1.9%
68,001	Brown & Brown, Inc.	1,859,147

Total Financials		7,941,727

Health Care - 16.6%

Health Care Equipment & Supplies - 5.9%
20,392	The Cooper Cos., Inc.	2,066,729
42,397	Cyberonics, Inc.(a)	1,838,334
45,193	ResMed, Inc.	1,979,453

		5,884,516

Health Care Providers & Services - 5.3%
45,252	Hanger, Inc.(a)	1,300,090

Shares		Value
Health Care (continued)
Health Care Providers & Services (continued)
23,558	MEDNAX, Inc.(a)	$2,015,623
6,466	MWI Veterinary Supply, Inc.(a)	726,196
23,633	Universal Health Services, Inc., Class B	1,338,573

		5,380,482

Health Care Technology - 1.3%
69,167	MedAssets, Inc.(a)	1,352,215

Life Sciences Tools & Services - 1.0%
28,170	PerkinElmer, Inc.	992,711

Pharmaceuticals - 3.1%
17,599	Jazz Pharmaceuticals PLC(a)	992,408
43,565	Salix Pharmaceuticals Ltd.(a)	2,086,763

		3,079,171

Total Health Care		16,689,095

Industrials - 17.6%

Aerospace & Defense - 2.0%
38,614	B/E Aerospace, Inc.(a)	1,988,235

Air Freight & Logistics - 1.1%
29,303	Hub Group, Inc., Class A(a)	1,078,643

Building Products - 2.1%
30,623	AO Smith Corp.	2,121,561

Electrical Equipment - 1.0%
8,339	Roper Industries, Inc.	979,416

Machinery - 5.2%
47,566	ITT Corp.	1,221,495
49,639	Kennametal, Inc.	2,035,695
29,968	Nordson Corp.	2,026,436

		5,283,626

Road & Rail - 2.1%
22,308	Kansas City Southern	2,077,098

Trading Companies & Distributors - 4.1%
26,282	MSC Industrial Direct Co., Inc., Class A	2,079,432
40,519	United Rentals, Inc.(a)	2,051,072

		4,130,504

Total Industrials		17,659,083

Information Technology - 23.2%

Communications Equipment - 4.4%
99,207	Aruba Networks, Inc.(a)	2,285,729
20,052	F5 Networks, Inc.(a)	2,103,054

		4,388,783

Electronic Equipment Instruments & Components - 2.9%
29,245	IPG Photonics Corp.	1,914,963
16,029	Littelfuse, Inc.	1,026,016

		2,940,979

Internet Software & Services - 2.1%
52,465	Akamai Technologies, Inc.(a)	2,135,850

IT Services - 4.2%
14,514	Alliance Data Systems Corp.(a)	2,287,407

See notes to financial statements

CENTURY FUNDS

Shares		Value
Information Technology (continued)
IT Services (continued)
73,599	Cardtronics, Inc.(a)	$1,905,478

		4,192,885

Semiconductors & Semiconductor Equipment - 2.3%
78,214	NXP Semiconductor NV(a)	2,345,638

Software - 7.3%
26,310	ANSYS, Inc.(a)	1,936,416
54,601	BroadSoft, Inc.(a)	1,854,796
47,262	Fortinet, Inc.(a)	1,114,910
56,710	NetScout Systems, Inc.(a)	1,476,161
17,942	SolarWinds, Inc.(a)	976,404

		7,358,687

Total Information Technology		23,362,822

Materials - 3.3%

Chemicals - 3.3%
23,129	Ashland, Inc.	1,815,858
62,350	Intrepid Potash, Inc.	1,452,755

		3,268,613

Total Materials		3,268,613

Telecommunication Services - 2.0%

Diversified Telecommunication Services - 2.0%
72,135	tw telecom, Inc.(a)	1,993,090

TOTAL COMMON STOCKS
(Cost $85,767,438)		98,277,483

SHORT-TERM INVESTMENTS - 2.2%

Money Market Mutual Funds - 2.2%

2,218,853	State Street Institutional U.S. Government Money Market Fund (0.00%(b) 7 Day Yield)	2,218,853

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,218,853)		2,218,853

Total Investments - 100.0%
(Cost, $87,986,291)+		100,496,336

Other Assets in Excess of Liabilities - –%		9,070

Net Assets - 100.0%		$100,505,406

(a)	Non-income producing security.
(b)	Less than 0.005%.

Abbreviations:

Ltd. - Limited

NV - Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC - Public Limited Liability

ADR - American Depositary Receipt

+	Cost for Federal income tax purposes is substantially the same as for financial statement purposes. Net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$12,576,472
Gross unrealized depreciation	(843,491)

Net unrealized appreciation	$11,732,981

See notes to financial statements

CENTURY FUNDS

A. Security Valuations — Equity securities are valued at the last reported sale price or official closing price on the primary exchange or market on which they are traded, as reported by an independent pricing service. If no sale price or official closing price is reported, market value is generally determined based on quotes or closing prices obtained from a quotation reporting system, established market maker, or reputable pricing service. For unlisted securities and for exchange-listed securities for which there are no reported sales or official closing prices, fair value is generally determined using closing bid prices. In the absence of readily available market quotes, securities and other assets will be valued at fair value, as determined in good faith under procedures established by and under the general supervision of the Funds’ Board of Trustees. Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value each business day.

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used as of January 31, 2013 in valuing the Funds’ investments carried at fair value:

Century Shares Trust

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$173,092,915	$—	$—	$173,092,915
Short-Term Investments	5,893,873	—	—	5,893,873

TOTAL	$178,986,788	$—	$—	$178,986,788

Century Small Cap Select Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$395,514,428	$—	$—	$395,514,428
Short-Term Investments	20,838,676	—	—	20,838,676
TOTAL	$416,353,104	$—	$—	$416,353,104

Century Growth Opportunities Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$98,277,483	$—	$—	$98,277,483
Short-Term Investments	2,218,853	—	—	2,218,853
TOTAL	$100,496,336	$—	$—	$100,496,336

* At January 31, 2013 the Funds held investments in common stocks classified as Level 1, with corresponding major categories as shown on each Fund’s Portfolio of Investments.

The Funds recognize transfers into and out of all levels at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period.

There were no securities classified as Level 3 securities during the period, thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for these Funds.

Item 2.	Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, determined that the Registrant’s disclosure controls and procedures are effective.

(b)

There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: CENTURY CAPITAL MANAGEMENT TRUST

By:	s/ Alexander L. Thorndike
Name:	Alexander L. Thorndike
Title:	Principal Executive Officer

Date: March 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	s/ Alexander L. Thorndike
Name:	Alexander L. Thorndike
Title:	Principal Executive Officer

Date: March 21, 2013

By:	s/ Julie Smith
Name:	Julie Smith
Title:	Principal Financial Officer

Date: March 21, 2013